Revenue (Details) - Schedule of Disaggregation of Revenue	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Disaggregation of Revenue [Line Items]
Total	$ 66,972,301	$ 8,557,776	$ 45,518,239	$ 45,105,917
Hair styling series [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	31,833,932	4,067,766	28,202,591	17,292,889
Trimmer series [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	22,684,148	2,898,599	8,573,741	9,759,312
Eyelash curler [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	804,863	102,846	1,407,342	1,853,553
Neck care series [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue				6,816,250
Nail care series [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	1,413,106	180,568	1,217,577	3,155,090
Other personal care appliances [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	3,230,238	412,763	2,981,513	6,228,823
Sales of products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	59,966,287	7,662,542	42,382,764	45,105,917
Sales of tooling [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 7,006,014	$ 895,234	$ 3,135,475